HOLDING COMPANY, RELATED COMPANY AND RELATED PARTY TRANSACTIONS (Details Textual)	Dec. 19, 2022	Oct. 11, 2022
Disclosure of transactions between related parties [abstract]
Equity Method Investment Ownership Percentage		73.78%
Percentage Of Outstanding Shares	83.23%